Post-employment benefits for associates - Summary of funded and unfunded DBO and net liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Past service costs and settlements	$ 0	$ 18	$ 154
Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit obligation (asset) at beginning of period	270	315
Current service cost	20	24
Interest cost (income)	4	3
Past service costs and settlements	(3)	(18)
Administrative expenses	2	1
Currency translation effects	(4)	(17)
Employer contributions	19	23
Effect of acquisitions, divestments or transfers	0	14
Net defined benefit obligation (asset) at end of period	167	270	315
Funded status	(146)	(250)
Limitation on recognition of fund surplus at January 1	(20)	(17)
Change in limitation on recognition of fund surplus (including exchange rate differences)	(1)	(3)
Limitation on recognition of fund surplus at December 31	(21)	(20)	(17)
Pension plans | Benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit obligation (asset) at beginning of period	791	817
Current service cost	20	24
Interest cost (income)	12	9
Past service costs and settlements	(3)	(38)
Administrative expenses	2	1
Remeasurement (gains) arising from changes in financial assumptions	(185)	(22)
Remeasurement (gains)/losses arising from changes in demographic assumptions	(15)	0
Remeasurement losses/(gains) arising from experience-related changes	3	67
Currency translation effects	(31)	(35)
Benefit payments	36	37
Contributions of associates	(5)	(5)
Net defined benefit obligation (asset) at end of period	563	791	817
Pension plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit obligation (asset) at beginning of period	(541)	(519)
Interest cost (income)	(8)	(6)
Return on plan assets excluding interest income	(93)	49
Currency translation effects	27	18
Benefit payments	(36)	(37)
Employer contributions	19	23
Contributions of associates	5	5
Settlements	0	(20)
Effect of acquisitions, divestments or transfers	0	14
Net defined benefit obligation (asset) at end of period	(417)	(541)	(519)
Other post-employment benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit obligation (asset) at beginning of period	300	332
Current service cost	8	10
Interest cost (income)	8	7
Past service costs and settlements	0	0
Administrative expenses	0	0
Currency translation effects	0	0
Employer contributions	14	13
Effect of acquisitions, divestments or transfers	0	0
Net defined benefit obligation (asset) at end of period	221	300	332
Funded status	(221)	(300)
Change in limitation on recognition of fund surplus (including exchange rate differences)	0	0
Other post-employment benefit plans | Benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit obligation (asset) at beginning of period	300	332
Current service cost	8	10
Interest cost (income)	8	7
Past service costs and settlements	0	0
Administrative expenses	0	0
Remeasurement (gains) arising from changes in financial assumptions	(62)	(12)
Remeasurement (gains)/losses arising from changes in demographic assumptions	0	1
Remeasurement losses/(gains) arising from experience-related changes	(19)	(25)
Currency translation effects	0	0
Benefit payments	18	17
Contributions of associates	(4)	(4)
Net defined benefit obligation (asset) at end of period	221	300	332
Other post-employment benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit obligation (asset) at beginning of period	0	0
Interest cost (income)	0	0
Return on plan assets excluding interest income	0	0
Currency translation effects	0	0
Benefit payments	(18)	(17)
Employer contributions	14	13
Contributions of associates	4	4
Settlements	0	0
Effect of acquisitions, divestments or transfers	0	0
Net defined benefit obligation (asset) at end of period	$ 0	$ 0	$ 0